Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Apr. 30, 2021		Apr. 30, 2020	Jan. 31, 2021		Jan. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (567,557)		$ 1,186,898	$ 1,187,176		$ (3,879,846)
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	10,735		6,647	25,196		34,832
(Gain) loss in Fair Value on Derivative Liabilities	(4,187)		74,780	828,614		180,552
Amortization of Debt Discount	128,528		578,913	335,004		800,159
Interest Expense related to Derivative Liability in Excess of Fair Value						96,981
Loan Penalties Capitalized to Loan and Accrued Interest	28,000			3,394		482,709
Original Issue Discount on Short-Term Convertible Notes Expensed to Interest	107,500			55,000		73,675
Stock Based Payment of Consulting Fees\ Broker's Fees				13,470
Gain on Settlement of Debt	(914,049)		(2,172,646)	(5,060,704)		(67,623)
Gain on sale of Property				(464)		(16,295)
Change in Operating Assets and Liabilities:
Decrease (Increase) in Inventory	15,886		(35,451)	48,484		(78,515)
Decrease (Increase) in Prepaid Rent and Expenses	1,762		3,156	2,743		89,394
(increase) Decrease in Other Current Assets	(2,677)		(21,721)	(1,091)		2,600
Increase (Decrease) in Accounts Payable	(2,558)		175,430	344,175		301,907
Increase (Decrease) in Accrued Expenses - Related Party	(25,000)					(24,250)
Decrease in Accrued Expenses -Related Party	28,548		151,078	483,031		849,409
Increase in Customer Deposits	80,547			188,385
Increase in Deferred Revenue	294,064			687,766
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(820,458)		(52,916)	(859,821)		(1,154,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(35,000)					(16,742)
Disposal of Property and Equipment				9,750		125,822
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES	(35,000)			9,750		109,080
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Shares	2,099,683			250,000
Proceeds from Short Term Debt			205,000	635,000		1,549,980
Proceeds from Share Subscriptions Receivable	100,000
Payments on Short Term Debt	(128,075)		(124,716)	(471,920)		(1,320,001)
Proceeds on PPP Loan				209,447
Payments on Long Term Debt	(1,993)		(1,249)	(3,837)		(40,275)
Payments on Accrued Expenses -Related Party				(19,500)
Legal Costs of Reg A Subscription				(32,000)
Proceeds from Convertible Notes Payable				432,750		958,250
Payments on Convertible Notes Payable	(149,500)			(34,329)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	1,920,115		79,035	965,611		1,147,954
NET INCREASE IN CASH	1,064,657		26,119	115,540		102,723
CASH AT BEGINNING OF PERIOD	277,664	[1]	162,124	162,124		59,401
CASH AT END OF PERIOD	1,342,321		188,243	277,664	[1]	162,124
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	42,949		13,210	74,244		89,934
Operating Lease Liability to Operating Lease Asset						89,942
Accrued Interest Transferred to Note Balances						55,168
Derivative Debt Discount				264,487		1,077,844
Convertible Notes Interest and Derivatives Converted to Common Stock			11,503	64,921		1,770,048
Stock Issued to Related Party in Payment of Accrued Expenses				30,077
Short Term Debt and Interest Extinguished Through Issuance of Series C Preferred Stock						144,076
Convertible Notes and Interest Extinguished Through Issuance of Series C Preferred Stock						1,245,456
Issuance of Common Shares for Subscription Receivable	$ 94,817			100,000
Loans to acquire Fixed Assets				151,327
Original Issue Discount				52,000
Allocated Value of Common Shares Issued As Fees for Loans				35,060
Operating Lease Asset to Operating Lease Liability				$ 39,494

[1]	Derived from audited information